Advance from Customers and Contract Liabilities - Schedule of of Contract Balance (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advance From Customers And Contract Liabilities [Abstract]
Contract with Customer, Liability, Current	$ 7,556	$ 1,809	$ 54,046	$ 59,503	$ 0